RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	¥ 51,007		¥ 166,935		$ 7,817
Jingliang Interconnected Cloud Technology Co Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	880	$ 135
Jingliang Interconnected Cloud Technology Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	4,956	760	8,829	¥ 3,477
Beijing Tuspark Harmonious Investment Development Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	13,557		24,917		2,078
Related party transaction, Lease deposit paid				11,472
Related party transaction, Lease payment paid	43,703	6,698	68,832
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	527,679	80,870	437,694	374,085
Beijing Kingsoft Cloud Network Technology Limited
RELATED PARTY TRANSACTIONS
Related party transaction expense	16,867	2,585	3,492	13,204
Related party transaction, loans from			1,073
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	43	7	3,475	6,281
Dyxnet Corporate Service Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense				5,238
Beijing Cheetah Mobile Technology Limited | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	98	15	169	2,079
Beijing Huaqing Property Management Co., Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	4,389	673
Apurimac Partners Limited
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	783				120
Apurimac Partners Limited | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	8,124	1,245
Shanghai Puping
RELATED PARTY TRANSACTIONS
Related party transaction, loans to	62,531	9,583
Beijing Qidi Yefeng Investment Co., Ltd
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	3,478	533	7,427
Related party transaction, loans from	4,410				676
Related party transaction, Lease payment paid	4,516	692
WiFire (Beijing) Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Related party transaction, loans from			6,330
WiFire (Beijing) Technology Co., Ltd. | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			1,934	16,490
WiFire (Beijing) Technology Co., Ltd. | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense				4,066
Beijing Taiji Data Tech Co Ltd
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			7,899	13,681
Related party transaction, loans to			1,500
Beijing Taiji Data Tech Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense			19,942	7,095
Beijing Chengyishidai Network Technology Company Limited
RELATED PARTY TRANSACTIONS
Related party transaction expense	38,918	5,964	38,918	18,667
UNISVNET Technology Co Ltd | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				1,011
Other Related Party Transactions
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	576		950		88
Other Related Party Transactions | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	305	47	1,494	4,493
Other Related Party Transactions | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense	796	122	5,866	6,396
Beijing Fastweb Network Technology Co Ltd Bjfastweb
RELATED PARTY TRANSACTIONS
Related party transaction, interest income from loan			700	700
Beijing Bozhi Ruihai Network Technology Co Ltd | Service Expense [Member]
RELATED PARTY TRANSACTIONS
Related party transaction expense				4,239
Ziguang Financial Leasing Co Ltd
RELATED PARTY TRANSACTIONS
Related party transaction, loans from	31,681		27,160		$ 4,855
Related party transaction, Lease deposit paid	135	21	6,154	2,042
Related party transaction, Lease payment paid	30,776	4,717	¥ 17,156	¥ 4,897
King Venture
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase	¥ 130,472	19,996
Asialeads Capital (Cayman) Limited
RELATED PARTY TRANSACTIONS
Gross proceeds | $		$ 50,000